Note 23 - Shareholders' Equity - Summary of Information Related to Stock Options (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Statement Line Items [Line Items]
Outstanding, number of options	3,223,475	3,335,399	4,372,480
Outstanding, weighted average remaining contractual life (Year)	5 years 14 days
Outstanding, weighted average exercise price (in CAD per share)	$ 9.23	$ 7.97	$ 7.31
Exercisable, number of options	1,615,829	1,377,696
Exercisable, weighted average remaining contractual life (Year)	3 years 7 months 2 days
Exercisable, weighted average exercise price (in CAD per share)	$ 7.37	$ 6.50
Range 1 [member]
Statement Line Items [Line Items]
Outstanding, number of options	449,384
Outstanding, weighted average remaining contractual life (Year)	10 months 13 days
Outstanding, weighted average exercise price (in CAD per share)	$ 5.74
Exercisable, number of options	449,384
Exercisable, weighted average remaining contractual life (Year)	10 months 13 days
Exercisable, weighted average exercise price (in CAD per share)	$ 5.74
Range 1 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	5.04
Range 1 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 6.05
Range 2 [member]
Statement Line Items [Line Items]
Outstanding, number of options	729,782
Outstanding, weighted average remaining contractual life (Year)	5 years 1 month 28 days
Outstanding, weighted average exercise price (in CAD per share)	$ 6.71
Exercisable, number of options	374,073
Exercisable, weighted average remaining contractual life (Year)	5 years 1 month 24 days
Exercisable, weighted average exercise price (in CAD per share)	$ 6.71
Range 2 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	6.06
Range 2 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 6.73
Range 3 [member]
Statement Line Items [Line Items]
Outstanding, number of options	554,716
Outstanding, weighted average remaining contractual life (Year)	3 years 6 months 21 days
Outstanding, weighted average exercise price (in CAD per share)	$ 6.94
Exercisable, number of options	554,716
Exercisable, weighted average remaining contractual life (Year)	3 years 6 months 21 days
Exercisable, weighted average exercise price (in CAD per share)	$ 6.94
Range 3 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	6.74
Range 3 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 7.56
Range 4 [member]
Statement Line Items [Line Items]
Outstanding, number of options	26,924
Outstanding, weighted average remaining contractual life (Year)	5 years 7 months 13 days
Outstanding, weighted average exercise price (in CAD per share)	$ 11.85
Exercisable, number of options	17,947
Exercisable, weighted average remaining contractual life (Year)	5 years 7 months 13 days
Exercisable, weighted average exercise price (in CAD per share)	$ 11.85
Range 4 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	7.57
Range 4 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 11.85
Range 5 [member]
Statement Line Items [Line Items]
Outstanding, number of options	803,524
Outstanding, weighted average remaining contractual life (Year)	7 years 2 months 4 days
Outstanding, weighted average exercise price (in CAD per share)	$ 12
Exercisable, number of options	0
Exercisable, weighted average exercise price (in CAD per share)	$ 0
Range 5 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	11.86
Range 5 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 12.51
Range 6 [member]
Statement Line Items [Line Items]
Outstanding, number of options	659,145
Outstanding, weighted average remaining contractual life (Year)	6 years 4 months 9 days
Outstanding, weighted average exercise price (in CAD per share)	$ 12.56
Exercisable, number of options	219,709
Exercisable, weighted average remaining contractual life (Year)	6 years 4 months 9 days
Exercisable, weighted average exercise price (in CAD per share)	$ 12.56
Range 6 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	12.52
Range 6 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 17.98